STATEMENT OF INVESTMENTS
BNY Mellon Municipal Bond Fund

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $3,804,330)	3.63	5/20/2033	3,466,076		3,477,930

Long-Term Municipal Investments - 98.7%
Alabama - 5.0%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	7,500,000		8,012,400
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	1,000,000		1,104,270
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x.67 +.90%	1.15	12/1/2023	5,000,000	[a]	4,785,650
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2035	2,500,000		3,038,450
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	0/6.60	10/1/2042	20,000,000	[b]	19,491,600
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	5,000,000		5,573,150
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2028	3,300,000		4,008,774
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	7,960,000		8,559,070
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2035	4,005,000		4,782,851
				59,356,215
Arizona - 1.8%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,975,000		2,328,880
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	4,000,000		4,190,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Arizona - 1.8% (continued)
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	1,500,000		1,577,565
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2046	1,500,000	[c]	1,576,845
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		2,949,050
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2031	1,750,000		2,101,977
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	4.00	7/1/2044	2,000,000		2,116,160
The Pima County Industrial Development Authority, Revenue Bonds (Tucson Electric Power Co.) Ser. A	5.25	10/1/2040	4,185,000		4,215,258
				21,056,415
California - 7.2%
California, GO	5.00	10/1/2030	8,000,000		10,515,440
California, GO, Refunding	5.00	4/1/2033	7,900,000		10,318,901
California, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	5,500,000		7,788,440
California County Tobacco Securitization Agency, Revenue Bonds, Refunding	5.00	6/1/2034	5,295,000		5,429,599
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	6,750,000		7,805,430
California Public Works Board, Revenue Bonds (Various Capital Projects) Ser. I	5.00	11/1/2038	2,500,000		2,788,150
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2048	1,800,000	[c]	1,834,002
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2028	3,265,000		3,899,259
Los Angeles Department of Airports, Revenue Bonds, Ser. A	5.00	5/15/2033	5,000,000		5,481,950

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
California - 7.2% (continued)
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2043	6,000,000	6,438,060
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (San Francisco International Airport) Ser. B	5.00	5/1/2041	12,500,000	14,069,750
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2050	3,500,000	4,054,470
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. J	5.00	5/15/2043	5,000,000	5,413,350
				85,836,801
Colorado - 4.6%
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2048	6,000,000	6,020,580
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	5.00	11/19/2026	5,000,000	6,175,950
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	3,500,000	3,920,700
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2036	5,000,000	5,594,100
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2031	2,000,000	2,424,940
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	5,000,000	5,785,400
Denver City & County Airport System, Revenue Bonds, Ser. A	5.25	11/15/2043	6,000,000	6,571,980
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2027	6,000,000	6,813,600
Denver City & County School District No. 1, GO (Insured; State Aid Withholding) Ser. A	5.50	12/1/2041	1,550,000	1,972,112
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2036	1,315,000	1,366,706

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Colorado - 4.6% (continued)
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2027	3,860,000	4,072,725
Dominion Water & Sanitation District, Revenue Bonds	5.75	12/1/2036	3,500,000	3,623,515
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	500,000	518,695
				54,861,003
Connecticut - 2.5%
Connecticut, GO, Ser. A	5.00	10/15/2025	10,600,000	11,892,776
Connecticut, GO, Ser. C	5.00	6/15/2035	1,000,000	1,196,380
Connecticut, GO, Ser. C	5.00	6/15/2034	1,020,000	1,225,550
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2033	6,000,000	6,762,840
Connecticut, Revenue Bonds, Ser. A	5.00	10/1/2029	2,500,000	2,782,375
The Metropolitan District, Revenue Bonds, Refunding (Green Bond) Ser. A	5.00	11/1/2034	5,025,000	5,698,099
				29,558,020
District of Columbia - 1.4%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	2,000,000	2,351,080
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	2,000,000	2,306,680
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2038	4,000,000	4,741,480
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2031	1,500,000	1,838,205
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2028	4,000,000	4,315,240
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2049	1,000,000	1,014,760
				16,567,445
Florida - 5.4%
Broward County Airport System, Revenue Bonds	5.00	10/1/2047	5,000,000	5,663,500
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2027	4,900,000	6,139,896
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2038	2,500,000	2,912,200

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Florida - 5.4% (continued)
Citizens Property Insurance Corp., Revenue Bonds, Ser. A1	5.00	6/1/2025	1,500,000		1,770,840
Escambia County, Revenue Bonds	5.00	10/1/2046	5,000,000		6,021,200
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000		2,470,500
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2035	1,500,000		1,716,840
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	7,000,000		7,638,890
Orlando Utilities Commission, Revenue Bonds (Series 2018 Project) Ser. A	5.00	10/1/2038	3,000,000		3,724,170
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2045	11,500,000		11,802,680
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	4,760,000		5,139,086
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2039	1,000,000		1,183,600
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2038	1,200,000		1,424,172
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2035	5,875,000		6,974,330
				64,581,904
Georgia - 4.7%
Atlanta Airport Passenger Facility Charge, Revenue Bonds, Ser. C	5.00	7/1/2040	8,555,000		10,388,422
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2039	1,000,000		1,134,210
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2028	8,400,000		9,647,988
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	5.00	1/1/2021	7,705,000		7,845,308
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x.67 +.75%	1.00	9/1/2023	7,500,000	[a]	7,277,325
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	9,000,000		9,934,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Georgia - 4.7% (continued)
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	8,875,000	9,932,722
				56,160,175
Hawaii - .5%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2043	5,000,000	5,801,550
Idaho - .6%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	7,625,000	7,659,160
Illinois - 9.1%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,138,080
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2034	1,000,000	1,143,050
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,752,570
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	2,500,000	2,493,800
Chicago II Waterworks, Revenue Bonds	5.00	11/1/2028	7,200,000	8,077,896
Chicago II Waterworks, Revenue Bonds (Second Lien Project)	5.00	11/1/2027	2,695,000	2,953,936
Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. A	5.00	12/1/2044	5,000,000	5,590,750
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	3,500,000	3,942,610
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	6,185,000	6,946,312
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2027	3,000,000	3,291,360
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2036	7,000,000	8,184,190
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2032	4,325,000	4,966,484
Illinois, Revenue Bonds, Refunding	5.00	6/15/2024	5,000,000	5,091,700
Illinois Finance Authority, Revenue Bonds (University of Illinois At Urbana-Champaign Project)	5.00	10/1/2044	1,100,000	1,291,378

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Illinois - 9.1% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	2,500,000	2,788,000
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	6,000,000	6,925,320
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	3,250,000	3,601,325
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	5,000,000	5,884,650
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	1,500,000	1,744,575
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) Ser. A	5.00	6/15/2042	13,090,000	12,960,147
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding	5.00	6/15/2050	1,000,000	966,510
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2036	650,000	687,544
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	4,290,000	5,121,273
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	6,175,000	6,429,780
University of Illinois, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2027	5,000,000	5,421,300
				109,394,540
Indiana - 1.6%
Indiana Finance Authority, Revenue Bonds, Refunding (Community Health Network Obligated Group) Ser. A	5.00	5/1/2042	12,460,000	13,232,769
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	2,500,000	2,978,800
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Refunding, Ser. A1	5.00	1/1/2026	2,000,000	2,318,060
				18,529,629
Iowa - .8%
Iowa Finance Authority, Revenue Bonds (Genesis Health System Obligated Group)	5.00	7/1/2025	5,910,000	6,573,457

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Iowa - .8% (continued)
Iowa Finance Authority, Revenue Bonds, Refunding, Ser. E	5.00	8/15/2032	2,500,000	2,900,700
				9,474,157
Kentucky - 2.5%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	2,780,000	3,022,333
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	1,040,000	1,116,315
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	4,500,000	4,910,310
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	19,625,000	21,016,609
				30,065,567
Louisiana - 3.6%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2039	8,000,000	9,330,480
Lafayette Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	1,500,000	1,862,445
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group Project) Ser. A	5.00	7/1/2047	4,250,000	4,692,212
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2037	1,750,000	2,083,130
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2045	5,000,000	5,537,150
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2040	7,825,000	8,687,158
St. John The Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	878,320
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	9,140,000	9,734,923
				42,805,818
Maine - .4%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	5,000,000	5,204,650
Maryland - 1.1%
Baltimore, Revenue Bonds, Refunding	5.00	9/1/2046	3,500,000	3,119,970

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Maryland - 1.1% (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group)	5.00	8/15/2038	4,000,000	4,406,600
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2029	4,360,000	5,284,233
				12,810,803
Massachusetts - .9%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,116,150
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	2,455,000	2,607,063
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	1,450,000	1,739,261
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	4,000,000	5,088,200
				10,550,674
Michigan - 3.8%
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.00	7/1/2046	10,000,000	11,800,100
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2045	4,690,000	5,565,342
Michigan Finance Authority, Revenue Bonds, Refunding	5.00	11/15/2034	2,965,000	3,322,698
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2032	3,500,000	3,982,195
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	6,000,000	6,875,340
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2042	1,000,000	1,163,630
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2048	7,000,000	7,365,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Michigan - 3.8% (continued)
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	5,000,000	5,523,250
				45,598,025
Missouri - 1.1%
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2033	2,200,000	2,502,588
St. Louis County Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village St. Louis Obligated Group)	5.00	9/1/2048	2,250,000	1,984,185
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2029	3,770,000	4,361,890
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2030	3,725,000	4,291,349
				13,140,012
Nebraska - .3%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2041	3,050,000	3,665,276
Nevada - 2.2%
Clark County, GO	5.00	11/1/2038	5,945,000	6,746,386
Clark County Department of Aviation, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	14,000,000	15,736,560
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,000,000	1,089,280
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) Ser. C	0.00	7/1/2058	24,000,000	[c,d] 2,600,640
				26,172,866
New Jersey - 4.4%
Essex County Improvement Authority, Revenue Bonds	5.25	7/1/2045	5,000,000	[c] 5,012,150
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2028	2,250,000	2,377,575
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	3,250,000	3,359,720
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	3,130,000	3,342,652

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 4.4% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	7,550,000		8,003,000
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	5,000,000		5,356,850
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Virtua Health Obligated Group)	5.00	7/1/2028	3,000,000		3,441,330
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2032	1,250,000		1,335,988
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	1,000,000		1,030,980
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	10,490,000		11,525,573
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	5,000,000		5,873,950
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	1,860,000		2,078,476
				52,738,244
New York - 4.4%
Long Island Power Authority, Revenue Bonds	5.00	9/1/2034	1,000,000		1,213,580
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2031	4,170,000		4,540,463
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2030	1,000,000		1,070,440
New York City, GO, Ser. D1	4.00	3/1/2050	3,710,000		4,177,868
New York City Industrial Development Agency, Revenue Bonds, Refunding (TrIPs Obligated Group) Ser. A	5.00	7/1/2021	6,150,000		6,265,005
New York City Water & Sewer System, Revenue Bonds, Ser. DD1	4.00	6/15/2050	3,500,000		4,086,530
New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project)	5.00	11/15/2031	5,000,000		5,236,850
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	7,500,000	[c]	7,437,075
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000		1,314,490

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 4.4% (continued)
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	4,500,000	5,481,990
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	3,655,000	3,964,067
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	6,500,000	6,838,195
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	1,000,000	1,247,820
				52,874,373
North Carolina - .4%
North Carolina Medical Care Commission, Revenue Bonds, Ser. A	5.00	1/1/2049	3,000,000	2,999,790
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2039	2,000,000	2,317,580
				5,317,370
Ohio - 1.6%
Allen County Hospital Facilities, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2042	4,465,000	4,695,483
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	7,500,000	7,937,400
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,500,000	2,658,725
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Infrastructure Projects) Ser. A1	5.25	2/15/2039	3,000,000	3,292,050
				18,583,658
Pennsylvania - 6.8%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	2,000,000	2,201,500
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing Obligated Group)	5.00	5/15/2048	1,000,000	980,780

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Pennsylvania - 6.8% (continued)
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2035	3,500,000	4,170,950
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	1,250,000	1,523,025
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +.53%	0.67	9/1/2023	11,000,000	[a] 10,813,220
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	5,240,000	6,060,794
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	2,500,000	2,710,250
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2028	4,500,000	5,337,990
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2034	2,160,000	2,517,113
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	16,855,000	20,140,039
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	7,500,000	9,101,550
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	5,280,000	6,311,237
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. E	5.25	9/1/2023	3,000,000	3,034,140
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2027	5,000,000	6,164,250
				81,066,838
South Carolina - 2.7%
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2038	1,600,000	1,845,552
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2037	2,965,000	3,429,823
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	16,000,000	16,991,680
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. C	5.00	12/1/2036	10,000,000	10,341,200
				32,608,255

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
South Dakota - .7%
South Dakota Health & Educational Facilities Authority, Revenue Bonds (Avera Health Obligated Group)	5.00	7/1/2044	5,000,000	5,454,400
South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sanford Obligated Group)	5.00	11/1/2035	3,000,000	3,383,790
				8,838,190
Tennessee - .9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2037	1,000,000	1,092,040
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2044	8,000,000	9,470,080
				10,562,120
Texas - 8.0%
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	10,500,000	11,630,745
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	5,000,000	5,389,850
Corpus Christi Utility System, Revenue Bonds	5.00	7/15/2040	5,000,000	5,911,350
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	3,000,000	3,739,260
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Company Project)	5.00	11/1/2028	4,450,000	4,511,232
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	6,750,000	7,474,815
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,500,000	1,686,840
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2031	7,895,000	8,837,979
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	5,000,000	6,082,800
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,750,000	2,016,997
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	14,250,000	16,497,652
San Antonio Electric & Gas Systems, Revenue Bonds	5.00	2/1/2043	9,275,000	10,179,683

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Texas - 8.0% (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2045	2,500,000	2,849,225
Texas A&M University, Revenue Bonds, Refunding, Ser. E	5.00	5/15/2047	2,485,000	3,030,507
Texas Municipal Power Agency, Revenue Bonds, Refunding	5.00	9/1/2042	1,750,000	1,765,278
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2049	3,850,000	4,527,138
				96,131,351
U.S. Related - .4%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	4,900,000	5,164,453
Utah - .5%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2037	4,500,000	5,132,745
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2048	1,200,000	1,403,484
				6,536,229
Virginia - .4%
Danville Industrial Development Authority, Revenue Bonds, Refunding (Danville Regional Medical Center) (Insured; American Municipal Bond Assurance Corp.)	5.25	10/1/2028	1,300,000	1,463,319
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	3,400,000	3,470,822
				4,934,141
Washington - 3.8%
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. 2017-O	5.00	1/1/2047	3,400,000	4,156,092
Port of Seattle, Revenue Bonds	5.00	4/1/2044	5,000,000	5,771,350
Washington, GO, Ser. A1	5.00	8/1/2035	8,000,000	9,587,360
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2048	5,440,000	5,768,304
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2043	6,560,000	6,998,798

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Washington - 3.8% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2042	12,375,000	12,918,881
				45,200,785
Wisconsin - 2.6%
Public Finance Authority, Revenue Bonds (KU Campus Development Corporation Project)	5.00	3/1/2046	5,000,000	5,712,300
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	6,000,000	6,654,180
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	3,890,000	4,541,497
Tender Option Bond Trust Receipts (Series 2017-XF2418), (Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Alliance Senior Credit Group)) Recourse, Underlying Coupon Rate (%) 5.00	9.33	11/15/2043	5,000,000	[c,e,f] 5,967,250
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (ProHealth Care Obligated Group)	5.00	8/15/2039	6,100,000	6,735,437
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Rogers Memorial Hospital Obligated Group) Ser. A	5.00	7/1/2049	1,500,000	1,673,475
				31,284,139
Total Long-Term Municipal Investments (cost $1,135,652,854)			1,180,690,851
Total Investments (cost $1,139,457,184)			99.0%	1,184,168,781
Cash and Receivables (Net)			1.0%	11,452,941
Net Assets			100.0%	1,195,621,722

a Variable rate security—rate shown is the interest rate in effect at period end.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $24,427,962 or 2.04% of net assets.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Bond Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	3,477,930	-	3,477,930
Municipal Securities	-	1,180,690,851	-	1,180,690,851

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

NOTES

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At May 31, 2020, accumulated net unrealized appreciation on investments was $44,711,597, consisting of $53,762,411  gross unrealized appreciation and $9,050,814 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.